Lease - Schedule of Future Minimum Rental Payments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
Lessee, Operating Lease, Liability, to be Paid, Year One	$ 5,018
Lessee, Operating Lease, Liability, to be Paid, Year Two	3,939
Lessee, Operating Lease, Liability, to be Paid, Year Three	1,947
Lessee, Operating Lease, Liability, to be Paid, Year Four	1,143
Lessee, Operating Lease, Liability, To Be Paid, After Year Four	3,442
Lessee, Operating Lease, Liability, to be Paid, Total	15,489
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	(1,360)
Operating Lease, Liability	$ 14,129